Share-based payment, Narrative - Performance Share Plan (Details)		1 Months Ended	12 Months Ended
	Dec. 31, 2021 shares	Jun. 30, 2015	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Performance Share Plan [Line Items]
Number of share options granted in share-based payment arrangement			5,424,000	4,076,982	3,634,183
Performance Share Plan [Member]
Performance Share Plan [Line Items]
Share-based Payment Arrangements, Authorized Amount, Percentage of Common Shares Outstanding		0.10
Number of share options granted in share-based payment arrangement	21,756,187